LOANS RECEIVABLE - Provision/reverse for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LOANS RECEIVABLE
Beginning balance	$ 11,180	$ 11,259	$ 2,905
Provision/(reversal)	1,029	(343)	7,763
Foreign currency translation adjustments	(946)	264	591
Ending balance	$ 11,263	$ 11,180	$ 11,259